UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1% (1.3% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$229,653
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,706,504
	Series 2007A, 5.000%, 12/01/23

2,225	Total Consumer Discretionary			1,936,157

	Consumer Staples – 2.6% (1.6% of Total Investments)
350	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	331,937
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	493,455
	5.750%, 6/01/33
175	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	165,029
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
670	4.750%, 6/01/22	6/16 at 100.00	BBB	617,861
835	5.000%, 6/01/26	6/16 at 100.00	BBB	757,328

2,530	Total Consumer Staples			2,365,610

	Education and Civic Organizations – 19.2% (12.1% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	238,235
	2007A, 5.000%, 7/01/31
110	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	93,876
	Schools, Series 2007A, 5.000%, 4/01/37
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	AA	2,011,044
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	84,040
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	A	1,081,114
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AA	2,018,380
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,050,850
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	493,885
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	AA	1,012,220
	5.250%, 7/01/30 – MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	556,535
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,265	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AA–	1,291,426
	Bonds, City University System, Series 1998-1, 5.250%, 7/01/25 – FGIC Insured
120	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	108,811
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	264,197
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	A	2,194,599
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
1,575	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	No Opt. Call	AAA	1,319,706
	Mann School, Series 2002, 4.290%, 7/01/41 – MBIA Insured (4)
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A–	235,296
	College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,116,236
	Greater New York, Series 2002, 5.250%, 8/01/21
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	1,063,384
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,545	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,354,347
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	161,381
	College, Series 2007, 5.000%, 10/01/27

18,140	Total Education and Civic Organizations			17,749,562

	Financials – 2.1% (1.3% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	515,425
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	1,389,982
	2007, 5.500%, 10/01/37

1,805	Total Financials			1,905,407

	Health Care – 23.9% (15.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AA	3,047,878
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
2,505	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	AA	2,585,461
	Hospital Medical Center of Queens, Series 1999, 5.550%, 8/15/29 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/08 at 102.00	AA	1,528,095
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	1,613,601
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,705,593
	Hospital, Series 2005, 4.900%, 8/15/31
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/08 at 101.00	A	506,095
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	463,075
	Group, Series 2001, 5.500%, 7/01/30
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,328,750
	Center, Series 2006-1, 5.000%, 7/01/35 (UB)
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Baa1	1,249,875
	2000C, 5.500%, 7/01/26
520	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	562,104
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BB	1,433,415
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	492,795
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	274,935
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	258,217
250	5.500%, 2/01/32	No Opt. Call	BBB–	234,618
475	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	492,428
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	A1	856,324
	1999A, 5.250%, 2/15/17
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AA	510,660
	2003A, 5.250%, 2/15/22 – AMBAC Insured
485	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	465,542
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	473,943
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	435,693
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	615,045

22,045	Total Health Care			22,134,142

	Housing/Multifamily – 2.6% (1.7% of Total Investments)
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	984,990
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	457,139
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	224,051
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	505,970
	Series 2004A, 5.250%, 11/01/30
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	273,835
	11/01/38 (Alternative Minimum Tax)

2,470	Total Housing/Multifamily			2,445,985

	Housing/Single Family – 3.0% (1.9% of Total Investments)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	316,799
	10/01/37 (Alternative Minimum Tax)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	871,179
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	337,817
	10/01/32 (Alternative Minimum Tax)
1,235	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,275,681
	(Alternative Minimum Tax)

2,870	Total Housing/Single Family			2,801,476

	Long-Term Care – 5.9% (3.8% of Total Investments)
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	461,268
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	AA	2,185,153
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	255,156
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	41,128
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	137,275
635	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	549,535
	Project, Series 2006, 5.500%, 8/01/33
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	543,029
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	336,352
440	5.800%, 7/01/23	7/16 at 101.00	N/R	414,577
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	407,412
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	160,177
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23

5,635	Total Long-Term Care			5,491,062

	Materials – 0.2% (0.1% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	209,953
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 17.5% (11.0% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	A	1,760,871
	4.000%, 6/15/18 – FGIC Insured
3,605	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	8/08 at 101.00	AA	3,645,372
	MBIA Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C,	8/14 at 100.00	AAA	801,075
	5.250%, 8/15/16 (UB)
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,072,100
	XLCA Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1,	6/16 at 100.00	AA	2,664,818
	5.000%, 6/01/25 (UB)
4,540	New York City, New York, General Obligation Bonds, Series D,	12/17 at 100.00	AA	4,713,337
	5.125%, 12/01/25 (UB)
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	7/08 at 100.00	A3	250,315
250	5.250%, 7/01/24	7/08 at 100.00	A3	250,315

15,770	Total Tax Obligation/General			16,158,203

	Tax Obligation/Limited – 26.9% (17.0% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,058,000
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	129,749
	2005F, 5.000%, 3/15/21 – FSA Insured
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	1,825,215
	5.250%, 11/15/25 – FSA Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	498,646
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,174,633
835	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	858,522
750	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	766,178
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,309,854
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,031,590
	Series 2003E, 5.000%, 2/01/23
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,508,311
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,025,890
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,034,930
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,090,771
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	852,634
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	AA	1,093,005
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	AA	1,145,790
575	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust	No Opt. Call	AA	831,439
	2800, 16.320%, 4/01/20 – AMBAC Insured (IF)
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,160,235
	5.000%, 4/01/27
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA	2,169,846
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,044,550
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	2,254,973
	Loan Note, Series 1998A, 5.500%, 10/01/22

24,025	Total Tax Obligation/Limited			24,864,761

	Transportation – 16.3% (10.3% of Total Investments)
895	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	922,969
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,507,275
	5.000%, 11/15/33
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	460,152
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,098,438
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	31,149
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	962,290
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	34,858
250	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	152,230
300	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%,	7/15 at 100.00	AAA	306,933
	1/01/30 – FSA Insured (UB)
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AA	3,405,234
	Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	1,024,540
280	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	285,642
410	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	440,832
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,557,475
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA	865,964
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

15,125	Total Transportation			15,055,981

	U.S. Guaranteed – 13.7% (8.6% of Total Investments) (5)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College,	7/11 at 101.00	Aa3 (5)	2,966,726
	Series 2001A, 5.375%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,105	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	N/R (5)	1,194,306
	(Pre-refunded 7/15/11)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA– (5)	2,045,780
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
25	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27	8/08 at 101.00	AA (5)	25,329
	(Pre-refunded 8/01/08) – MBIA Insured
3,205	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	3,381,113
	Facilities, Series 2000C, 5.125%, 1/01/21 (Pre-refunded 1/01/11) – FSA Insured
2,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	2,110,740
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (5)	948,555
	6.875%, 12/01/34 (Pre-refunded 6/01/09)

11,890	Total U.S. Guaranteed			12,672,549

	Utilities – 11.6% (7.4% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,708,755
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,705,440
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	249,250
	5.000%, 12/01/35 – CIFG Insured
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	879,912
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	443,192
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	1,936,560
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	2,019,940
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,250	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,176,926
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	652,050

11,000	Total Utilities			10,772,025

	Water and Sewer – 1.2% (0.7% of Total Investments)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,064,000
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17

$ 136,760	Total Long-Term Investments (cost $138,624,525) – 148.8%			137,626,873

	Short-Term Investments – 9.7% (6.1% of Total Investments)
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Variable Rate		VMIG-1	3,000,000
	Demand Obligations Series 2006, ROCS 715, 2.700%, 5/01/33 – MBIA Insured (6)
3,000	Oneida County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Hamilton		VMIG-1	3,000,000
	College, Variable Rate Demand Obligations, Series 2002, 1.450%, 9/15/32 – MBIA Insured (6)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		A-1+	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2002, Trust 304, 2.050%,
	11/15/18 – MBIA Insured (6)
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	1,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167, 1.810%,
	11/15/32 – MBIA Insured (6)

$ 9,000	Total Short-Term Investments (cost $9,000,000)			9,000,000

	Total Investments (cost $147,624,525) – 158.5%			146,626,873

	Floating Rate Obligations – (10.1)%			(9,380,000)

	Other Assets Less Liabilities – 2.4%			2,256,933

	Preferred Shares, at Liquidation Value – (50.8)% (7)			(47,000,000)

	Net Assets Applicable to Common Shares – 100%			$92,503,806

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (32.1)%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $138,183,839.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,815,025
Depreciation	(2,751,305)

Net unrealized appreciation (depreciation) of investments	$ (936,280)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008